Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

(a)	Operating Leases Commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Total rental expense under all operating leases was RMB1,855, RMB 5,221 and RMB5,424 (US$ 851) for the years ended December 31, 2019, 2020 and 2021, respectively.

As of December 31, 2021, the Company had future minimum lease payments under non-cancelable operating leases with initial terms of one-year or more in relation to office premises consist of the following:

	RMB	USD
Twelve months ending December 31,
2022	4,815	756
2023	4,395	690
2024	4,374	686
2025	365	57
Total	13,949	2,189

(b)	Capital and Other Commitments

The Company did not have significant capital and other commitments as of December 31, 2020 and 2021.

(c)	Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.